Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Thematic Fund

(the “Fund”)

SUPPLEMENT DATED 27 MAY 2020

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED 1 FEBRUARY 2020

Effective 27 May 2020, the name of Artisan Thematic Fund is changed to Artisan Focus Fund.

Accordingly, each reference in Artisan Partners Funds’ prospectus and statement of additional information to Artisan Thematic Fund is hereby replaced with Artisan Focus Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE